Fair Value Measurement (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Significant other observable inputs (Level 2) | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liability	701,776
Total liability measured at fair value	701,776
Significant other observable inputs (Level 2) | Cash and Cash equivalents | Time Deposits
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash equivalents	254,222	757,550
Significant other observable inputs (Level 2) | Short-term investments | Time Deposits
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure		485,945
Significant other observable inputs (Level 2) | Other Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Employee Loans, Fair Value Disclosure	4,306	2,554
Significant other observable inputs (Level 2) | Other Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Employee Loans, Fair Value Disclosure	15,288	10,218
Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets measured or disclosed at fair value on a recurring basis	0	0
Liabilities measured or disclosed at fair value on a recurring basis	0	0